Eaton Vance Parametric Structured Commodity Strategy Fund

EATON VANCE PARAMETRIC STRUCTURED COMMODITY STRATEGY FUND
Supplement to Summary Prospectus dated May 1, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

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The name of the Fund is changed to Parametric Commodity Strategy Fund;

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Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

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The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated; and

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The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances).

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$102	$718	$1,360	$3,087
Institutional Class shares	$77	$642	$1,235	$2,842

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6623-2/13 PPASCSPS

Shareholder Fees Eaton Vance Parametric Structured Commodity Strategy Fund	Investor Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none

Expense Example Eaton Vance Parametric Structured Commodity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	102	718	1,360	3,087
Institutional Class	77	642	1,235	2,842